REAL ESTATE HELD FOR INVESTMENT - Additional Information (Detail) $ in Millions	Mar. 31, 2020 USD ($) ft² a Property Unit Investment Portfolios	Dec. 31, 2019 USD ($) ft² a Property Unit Investment Portfolios	Dec. 31, 2018 USD ($)
Real Estate Properties [Line Items]
Percentage of portfolio occupied	81.00%	79.00%
Contract with Customer, Liability | $		$ 3.1	$ 3.1
Park Highlands
Real Estate Properties [Line Items]
Contract with Customer, Liability | $	$ 3.1	$ 3.1
Office Properties
Real Estate Properties [Line Items]
Number of real estate properties	6	6
Number of real estate properties consolidated	6	6
Office Portfolio
Real Estate Properties [Line Items]
Number of real estate properties | Portfolios	1	1
Number of real estate properties consolidated | Portfolios	1	1
Office Buildings, Portfolio
Real Estate Properties [Line Items]
Number of real estate properties	4	4
Rentable square feet | ft²	300,000
Number of real estate properties consolidated	4	4
Undeveloped Land, Portfolio
Real Estate Properties [Line Items]
Real estate area of undeveloped land | a	14	14
Rentable square feet | ft²		3.0
Residential Home Portfolio
Real Estate Properties [Line Items]
Number of real estate properties | Portfolios		1
Percentage of portfolio occupied	92.00%	89.00%
Rentable square feet | ft²	1,400,000	1.4
Number of units in real estate property | Unit	993	993
Apartment Building
Real Estate Properties [Line Items]
Percentage of portfolio occupied	88.00%	85.00%
Rentable square feet | ft²		0.3
Number of units in real estate property | Unit	317	317
Number of real estate properties consolidated		1
Undeveloped Land
Real Estate Properties [Line Items]
Real estate area of undeveloped land | a	1,000	1,000
Number of units in real estate property | Unit	993
Number of investments in real estate | Investment	3	3
Apartment Property
Real Estate Properties [Line Items]
Number of real estate properties | Portfolios	1